Related Party Transactions	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Related Party Transactions [Abstract]
Related Party Transactions
Note 11—Related Party Transactions
In February 2017, we entered into a management services agreement with our private equity sponsors in connection with our acquisition in February 2017. The management services agreement provides that we will pay an annual fee for them to provide management and advisory services to us and our affiliates, including general management consulting services, support and analysis with respect to financing alternatives and strategic planning functions. During the three months ended January 2, 2021 and December 28, 2019, we paid or accrued management fees in the amount of $0.4 million and $1.3 million, respectively. The management services agreement terminated in October 2020 in connection with the completion of our initial public offering.
In March 2013, we entered into an operating lease for our corporate headquarters with DM Ventures I, LLC. The former Chairman of our Board of Directors is one of the principals of DM Ventures I, LLC and holds a significant ownership position in the lessor entity. Aggregate rents paid to DM Ventures I, LLC for Leslie’s corporate headquarters were $1.9 million, $1.6 million and $1.6 million in fiscal 2020, 2019 and 2018, respectively.

Note 13—Related Party Transactions
In February 2017, we entered into a management services agreement with our private equity sponsors in connection with our acquisition in February 2017. The management services agreement provides that we will pay an annual fee for them to provide management and advisory services to us and our affiliates, including general management consulting services, support and analysis with respect to financing alternatives and strategic planning functions. During fiscal 2020, 2019 and 2018, we paid or accrued management fees in the amount of $4.9 million, $4.5 million and $3.2 million, respectively.